Inventories	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Inventories

10.	Inventories

	06.30.2026	12.31.2025
Crude oil	3,628	3,151
Oil products	2,679	2,302
Intermediate products	625	577
Natural gas and Liquefied Natural Gas (LNG)	158	112
Biofuels	35	29
Fertilizers	29	10
Total products	7,154	6,181
Materials, supplies and others	2,564	2,029
Total	9,718	8,210

In the six-month period ended June 30, 2026, the Company recognized a US$ 3 loss within cost of sales, adjusting inventories to net realizable value (compared to a US$ 7 loss within cost of sales in the six-month period ended June 30, 2025), primarily due to changes in international prices of crude oil and oil products.

At June 30, 2026, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) related to Pension Plans PPSP-R, PPSP-R Pre-70 and PPSP-NR Pre-70 signed by Petrobras and Fundação Petrobras de Seguridade Social – Petros Foundation in 2008, in the estimated amount of US$ 1,095 (US$ 786 at December 31, 2025).